UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: Funds Investors Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS
VARIABLE INTERNATIONAL
ALL CAP OPPORTUNITY PORTFOLIO
FORM N-Q
JANUARY 31, 2009

Legg Mason Partners Variable International All Cap Opportunity Portfolio

Schedule of Investments (unaudited)	January 31, 2009

Shares	Security	Value

COMMON STOCKS — 92.8%
Australia — 3.3%
211,000	Foster’s Group Ltd. (a)	$728,279
563,700	Telstra Corp., Ltd. (a)	1,349,510

	Total Australia	2,077,789

Belgium — 1.9%
29,440	Anheuser-Busch InBev NV (a)*	150
47,840	InBev NV (a)	1,217,015

	Total Belgium	1,217,165

Bermuda — 1.7%
64,637	BW GAS Ltd. (a)*	209,118
109,900	Cosan Ltd., Class A Shares *	353,878
76,163	Signet Jewelers Ltd.	536,187

	Total Bermuda	1,099,183

Canada — 1.8%
169,300	Bombardier Inc., Class B Shares	521,029
22,700	Magna International Inc., Class A Shares	631,741

	Total Canada	1,152,770

China — 3.8%
1,769,200	Denway Motors Ltd. (a)	526,411
143,600	Ping An Insurance Group Co. of China Ltd., Class H Shares (a)	626,532
1,954,000	Shanghai Electric Group Co., Ltd., Class H Shares (a)*	618,916
1,154,000	Zhejiang Expressway Co., Ltd., Class H Shares (a)	658,191

	Total China	2,430,050

France — 12.4%
40,000	AXA (a)	623,227
19,700	BNP Paribas SA (a)	754,829
63,800	European Aeronautic Defence & Space Co. (a)	1,116,011
70,500	France Telecom SA (a)	1,591,774
14,000	Neopost SA (a)	1,128,758
17,800	Publicis Groupe SA (a)	418,742
13,200	Societe Generale (a)	556,607
34,000	Total SA (a)	1,700,872

	Total France	7,890,820

Germany — 13.1%
10,500	Deutsche Boerse AG (a)	528,004
108,500	Deutsche Telekom AG, Registered Shares (a)	1,311,521
30,200	Fresenius Medical Care AG & Co. (a)	1,355,307
17,100	Linde AG (a)	1,140,223
31,300	MTU Aero Engines Holding AG (a)	875,955
80,000	Rhoen-Klinikum AG (a)	1,641,462
12,500	Siemens AG, Registered Shares (a)	700,829
89,300	Symrise AG (a)	831,897

	Total Germany	8,385,198

Hong Kong — 5.3%
169,000	Cheung Kong Holdings Ltd. (a)	1,567,174
58,000	Jardine Matheson Holdings Ltd. (a)	1,142,628
279,000	Wharf Holdings Ltd. (a)	692,768

	Total Hong Kong	3,402,570

India — 1.0%
39,300	ICICI Bank Ltd., ADR	647,664

Ireland — 2.0%
53,600	Ryanair Holdings PLC, ADR *	1,287,472

See Notes to Schedule of Investments.

Legg Mason Partners Variable International All Cap Opportunity Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Shares	Security	Value

Israel — 1.8%
27,800	Teva Pharmaceutical Industries Ltd., ADR	$1,152,310

Italy — 1.2%
423,200	UniCredito Italiano SpA (a)	744,593

Japan — 14.4%
33	Advance Residence Investment (a)	108,530
46,800	Denso Corp. (a)	845,866
71	Japan Excellent Inc. (a)	299,963
51,800	Makita Corp. (a)	933,262
292,000	Mizuho Financial Group Inc. (a)	717,834
22,500	Nidec Corp. (a)	1,063,836
64,000	Ricoh Co., Ltd. (a)	776,488
5,752	SBI Holdings Inc. (a)	690,751
32,000	Sumitomo Mitsui Financial Group Inc. (a)	1,267,651
62,200	Sundrug Co., Ltd. (a)	1,424,094
73	Top REIT Inc. (a)	276,281
13,080	Yamada Denki Co., Ltd. (a)	771,518

	Total Japan	9,176,074

Jersey — 1.5%
157,200	Experian PLC (a)	982,622

Netherlands — 3.1%
0	Aegon NV (a)	1
52,378	Royal Dutch Shell PLC, Class A Shares	1,300,823
29,346	Unilever NV, CVA (a)	647,640

	Total Netherlands	1,948,464

Spain — 0.7%
34,500	Acerinox SA (a)	451,326

Switzerland — 8.4%
33,700	Credit Suisse Group AG, Registered Shares (a)	863,828
43,028	Nobel Biocare Holding AG, Registered Shares (a)	663,048
41,400	Novartis AG, Registered Shares (a)	1,713,982
7,853	Roche Holding AG (a)	1,104,799
78,638	UBS AG, Registered Shares (a)*	989,429

	Total Switzerland	5,335,086

Taiwan — 1.8%
64,005	Advanced Semiconductor Engineering Inc., ADR	102,408
150,148	Siliconware Precision Industries Co., ADR	620,111
221,087	United Microelectronics Corp., ADR	400,168

	Total Taiwan	1,122,687

United Kingdom — 13.6%
62,200	Amdocs Ltd. *	1,052,424
28,500	Anglo American PLC (a)	514,447
493,015	Barclays PLC (a)	730,189
180,500	British Sky Broadcasting Group PLC (a)	1,291,684
119,000	HSBC Holdings PLC (a)	925,189
255,600	International Power PLC (a)	1,000,968
642,250	Vodafone Group PLC (a)	1,192,524
506,747	William Morrison Supermarkets PLC (a)	1,976,420

	Total United Kingdom	8,683,845

	TOTAL COMMON STOCKS
	(Cost — $100,016,289)	59,187,688

See Notes to Schedule of Investments.

Legg Mason Partners Variable International All Cap Opportunity Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Shares	Security	Value

PREFERRED STOCKS — 2.4%
Germany — 2.4%
	Henkel AG & Co. KGaA (a)
59,300	(Cost — $3,236,678)	$1,526,617

RIGHTS — 0.0%
Belgium — 0.0%
	Fortis (a)*
47,500	(Cost — $0)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $103,252,967)	60,714,305

Face
Amount

SHORT-TERM INVESTMENT — 5.2%
Repurchase Agreement — 5.2%
$3,296,000	State Street Bank & Trust Co., repurchase agreement dated 1/30/09, 0.010% due 2/2/09; Proceeds due at maturity — $3,296,003; (Fully collateralized by U.S. Treasury Bills, 0.000% due 7/16/09; Market value — $3,365,282) (Cost — $3,296,000)	3,296,000

	TOTAL INVESTMENTS — 100.4% (Cost — $106,548,967#)	64,010,305

	Liabilities in Excess of Other Assets — (0.4)%	(238,659)

	TOTAL NET ASSETS — 100.0%	$63,771,646

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR — American Depositary Receipt
CVA — Certificaaten van aandelen (Share Certificates)

Summary of Investments by Sector **

Financials	21.3%
Industrials	12.3
Consumer staples	12.3
Health care	11.9
Consumer discretionary	9.3
Telecommunication services	8.5
Information technology	8.0
Energy	5.0
Materials	4.6
Utilities	1.6
Short-term investment	5.2

100.0%

**	As a percentage of total investments. Please note that Portfolio holdings are as of January 31, 2009 and are subject to change.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable International All Cap Opportunity Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Effective November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$64,010,305	$8,606,215	$55,404,090	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$348,413
Gross unrealized depreciation	(42,887,075)

Net unrealized depreciation	$(42,538,662)

3. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 27, 2009

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: March 27, 2009